Consolidated Balance Sheets		Jul. 31, 2026 USD ($)	Jul. 31, 2025 USD ($)
Current assets:
Cash and cash equivalents		$ 14,437,097	$ 12,208,630
Restricted cash		125,812	160,620
Accounts receivable, net		1,688,806	1,410,083
Deferred offering cost			1,429,523
Prepaid expenses and other current assets		4,293,774	2,866,243
Total current assets		20,545,489	18,075,099
Non-current assets:
Property, plant and equipment, net		1,078,644	1,098,679
Intangible assets, net		3,536,837
Prepaid royalties, net		4,063,304	3,499,962
Investments in films and television programs, net		225,967	576,956
Advance to game developers, net		17,932,786	14,561,726
Deferred tax assets, net		102,939	49,067
Right-of-use assets, net		6,100,345	6,782,354
Restricted cash, noncurrent		497,905
Other noncurrent assets		755,590	1,858,413
Total non-current assets		34,294,317	28,427,157
TOTAL ASSETS		54,839,806	46,502,256
Current liabilities:
Accounts payable		2,289,251	2,377,279
Accrued advertising expenses		4,792,659	475,099
Tax payable		1,774,598	293,482
Lease liabilities – current		2,230,338	2,728,326
Accrued expenses and other current liabilities		1,965,165	2,549,763
Total current liabilities		13,052,011	8,423,949
Non-current liabilities:
Lease liabilities – noncurrent		4,053,098	4,222,089
Deferred tax liabilities, net		3,629,799	6,208,161
Total non-current liabilities		7,682,897	10,430,250
Total liabilities		20,734,908	18,854,199
Commitments and contingencies (Note 18)
Shareholders’ equity:
Additional paid-in capital		12,264,982	872,315
Statutory reserve		691,380	676,416
Retained earnings		27,715,707	31,862,339
Accumulated other comprehensive loss		(6,573,424)	(5,769,013)
Total shareholders’ equity		34,104,898	27,648,057
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		54,839,806	46,502,256
Class A ordinary shares
Shareholders’ equity:
Ordinary shares, value	[1]	5,053	4,800
Class B ordinary shares
Shareholders’ equity:
Ordinary shares, value		$ 1,200	$ 1,200

[1]	Shares issued include 2,086,952 Class A ordinary shares held by Futu Trustee Limited in the Company’s share incentive reserve that had not been delivered to award holders as of July 31, 2026; these shares are not considered outstanding (Note 15).